Equinox BlueCrest Systematic Macro Fund
FUND SUMMARY
Investment Objective:
The Equinox BlueCrest Systematic Macro Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Equinox BlueCrest Systematic Macro Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox BlueCrest Systematic Macro Fund Class I
Management Fees	[1]	0.64%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.30%
Total Annual Fund Operating Expenses	[3]	0.94%
Fee Waiver and/or Expense Reimbursement	[3]	(0.15%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	0.79%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 0.64% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees". "Other Expenses" include estimated expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the BlueCrest Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the BlueCrest Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with the BlueCrest Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Adviser anticipates that any investment in the BlueCrest Program will be subject to (i) management fees of up to 1.25% of notional exposure, and (ii) performance-based incentive fees of up to 20.0% of new high net trading profits. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2015 in excess of one month USD LIBOR plus a spread of 0.35% (annualized) of the notional exposure to the BlueCrest Program provided by the relevant derivative instrument. Assuming that the Fund will have notional exposure to the BlueCrest Program of 100% of its assets, the estimated counterparty fees for the fiscal year 2015 are not expected to exceed 0.50% (annualized) of Fund assets based upon the level of one month USD LIBOR as of the date of this prospectus. Investors should note that the level of one month USD LIBOR will fluctuate from time to time. To the extent that USD LIBOR increases above its current level, the cost of the Fund's investment in swaps will increase.
[3]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 0.79% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least July 29, 2016. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Equinox BlueCrest Systematic Macro Fund Class I	81	285

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund seeks to pursue its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio and (ii) indirectly through its wholly-owned subsidiary (the “Subsidiary”) in one or more trading companies that provide exposure to a managed futures program of BlueCrest Capital Management LLP (“BlueCrest”), a commodity trading advisor (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the BlueCrest Systematic Macro Program (the “BlueCrest Program”), a managed futures program directed by BlueCrest.

The BlueCrest Program consists of a diversified portfolio of futures and futures-related instruments utilizing up to 150 contracts across four major asset classes – commodities, currencies, fixed income and equities. BlueCrest’s investment process is primarily systematic and is guided by the work of its research team, which regularly reviews and develops trading systems and financial models using price and non-price data and a broad set of analytical techniques. The BlueCrest Program seeks to invest in a variety of assets and markets in and outside of the United States, including emerging countries.

The trading strategies that comprise the BlueCrest Program are classified into “core” strategies and “enhancer” strategies. The core strategies are deployed across all assets and traded in a consistent manner. These strategies account for the majority of the investment positions taken by BlueCrest Program. The enhancer strategies are deployed in single sectors and aim to exploit more specific market features. BlueCrest may vary the allocation among core and enhancer strategies at its discretion.

BlueCrest’s core strategies include: (i) a “short-term trend” strategy, (ii) a “long-term trend” strategy and (iii) an “enhanced carry” strategy. The short-term trend strategy is designed to benefit from market trends by utilizing trend-following models that seek to monitor price data over discrete time frames ranging from a few business days to approximately two months. The long-term trend strategy employs trend-following models that seek to monitor price data over longer time frames. It is designed to have, in the aggregate, a slightly net long exposure across the markets traded. The enhanced carry strategy aims to improve the risk-return characteristics of conventional carry trades by utilizing BlueCrest’s proprietary non-price signals, while seeking to mitigate drawdowns through diversification and other risk management techniques.

The BlueCrest Program’s enhancer strategies also include: (i) “equity enhancer” strategies; (ii) “foreign currency enhancer” strategies; and (iii) “yield curve enhancer” strategies.

“Equity enhancer strategies” take positions in equity index futures based on BlueCrest’s assessment of non-price and other data derived from individual stocks.

Foreign currency enhancer strategies take positions in currency markets using signals derived from interest rate markets.

Yield curve enhancer strategies are mean reversion strategies that capitalize on identified patterns in various yield curves across different maturities.

• Derivative Instruments: As a principal investment strategy, the Fund or the Subsidiary will either (i) invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk; (ii) enter into swap agreements that provide exposure to the BlueCrest Program; or (iii) invest in some combination of (i) and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The BlueCrest Program may take a long or short position in such market. The Fund or its Subsidiary may also invest in a variety of derivative instruments.

To the extent the Fund employs derivatives to gain exposure to the BlueCrest Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the BlueCrest Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management, performance and other fees and costs payable to BlueCrest. Because the Swap is designed to replicate the returns of the BlueCrest Program after allowing for the factors set out above, the performance of the Fund will primarily depend on the ability of the BlueCrest Program to generate returns in excess of the costs of the relevant Swap(s).

Prospective investors should note that the BlueCrest Group is not a sponsor or promoter of the Fund, the Subsidiary or any trading company. The BlueCrest Group is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the BlueCrest Program, the Bluecrest Group has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with the BlueCrest Group, will not have voting rights or a direct interest in any BlueCrest fund, and will have no standing or recourse against the BlueCrest Group with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the BlueCrest Program through one or more trading companies that employ the BlueCrest Program and/or derivative instruments such as swap agreements that provide exposure to the BlueCrest Program, neither the Fund nor the Subsidiary intends to take a direct interest in any BlueCrest fund.

• Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government normally with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

•Subsidiary: Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages. If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position in the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models that seek to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered.

A Trend-Following strategy generally seeks to identify the general direction of one or more markets (either up or down) using indicators such as current market prices and moving average prices, and seeks to buy or sell investments based on the assessment of these trade signals. Trend-following generally does not seek to predict the direction of a market in advance, but establishes long or short positions based on the direction which the market has already taken.

A Carry strategy seeks to hold a long position in (i.e., buy or invest) an instrument or market, generally expected to be higher yielding, while simultaneously taking a short position in (i.e., sell short or borrow) an instrument or market that is generally expected to be lower yielding. Examples include borrowing in a lower-interest currency to invest in a higher-interest currency, or buying longer-maturity bonds by borrowing shorter-term.

The Yield Curve is a reference to a plotted line on a graph that reflects interest rates of fixed-income securities that have equivalent credit quality over different terms to maturity.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

There is no assurance that the Fund will achieve its investment objective. As with all mutual funds, there is the risk that you could lose money through your investment in the Fund, including a risk of a loss of all capital invested. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Risks Associated with Investments in Futures and Derivatives. The profitability of any Fund investment in the BlueCrest Program depends primarily on the ability of BlueCrest to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be volatile and may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events;

• changes in philosophies and emotions of various market participants; and

• changes in personnel.

The BlueCrest Program may not take all (or any) of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees, transaction fees and other fees and costs, associated with the BlueCrest Program through reduced returns.

The successful use of forward and futures contracts draws upon BlueCrest’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contract and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• BlueCrest’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the BlueCrest Program (and indirectly the Fund through its investment exposure to the BlueCrest Program) will have the potential for greater losses, as well as the potential for greater gains, than if the BlueCrest Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the BlueCrest Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the BlueCrest Program.

The trading decisions of the BlueCrest Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at BlueCrest have developed over time. BlueCrest commits substantial resources to the updating and maintenance of existing models and algorithms as well as to the ongoing development of new models and algorithms. The successful operation of the automated computer algorithms on which the BlueCrest Program’s trading decisions are based is reliant upon BlueCrest’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without BlueCrest recognizing that fact before substantial losses are incurred. There can be no assurance that BlueCrest will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

•Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest are exchange-traded or over-the-counter swap agreements, futures contracts, forward contracts, and other similar instruments. Such derivatives can be very risky, highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of such derivatives depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with them that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in a derivative instrument could have a potentially large impact on the Fund’s performance. Further, a relatively small movement in the price of a swap contract may result in a profit or loss which is high in proportion to the amount of funds actually placed as initial margin and may result in unquantifiable further loss exceeding any margin deposited. In the event that a call for further margin exceeds the amount of cash available, the Fund would be required to close out the relevant contract. In addition, daily limits on price fluctuations and speculative position limits on exchanges may prevent prompt liquidation of positions resulting in potentially greater losses. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in such derivatives.

The prices of derivative instruments are highly volatile. Price movements of forward contracts and other derivative contracts in which the Fund, through its Subsidiary, may invest are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention is often intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which its positions trade or of their clearing houses.

•Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

•Counterparty Risk. Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a trading company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•Currency Risk. The Fund will be exposed to currency risk due to its investment in the BlueCrest Program, which incorporates an “enhanced carry” strategy and other foreign exchange strategies. The success of the foreign exchange strategies utilized by BlueCrest will depend on the exchange rates and interest rates applicable to the relevant currencies. If the applicable exchange rates or interest rates move against the direction targeted by the carry or other strategy, the performance of the program may decline. Exchange rates and interest rates can be unpredictable and the method used to forecast the interest rate may not yield a correct result. Past and current levels of interest rates, exchange rates and fluctuations and trends in interest rates and exchange rates that have occurred in the past are not necessarily indicative of future trends. If the anticipated directions in interest rates and exchange rates prove incorrect, the performance of the BlueCrest Program may decline. Furthermore, even if historic trends in interest rate and exchange rate movements prove to be a reliable indicator of future trends, the BlueCrest Program may not effectively identify such trends or may not succeed in capturing the benefits of such trends.

•Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the BlueCrest Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

•Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

•General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

•Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

•High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the BlueCrest Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including management fees, performance-based fees and other fees and costs associated with the BlueCrest Program, commodity brokerage commissions and operating expenses. Further, any investment in the BlueCrest Program is expected to be subject to management, performance-based and other fees and costs. Management fees are based on the leverage account size or the “notional exposure” of the Fund to the BlueCrest Program and not the actual cash invested or the performance of the Fund.

•Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

•Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

•Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the BlueCrest Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

•Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

•Performance Fees. The performance-based fees indirectly paid to BlueCrest may create an incentive for BlueCrest to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the BlueCrest Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the BlueCrest Program is expected to result in performance-based compensation being paid to BlueCrest, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a trading company), it is possible that BlueCrest could earn a performance fee during a year in which its overall performance for the whole year was negative.

•Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk through its exposure to the BlueCrest Program, which may frequently buy and sell futures and futures-related instruments to rebalance it’s exposure to various market sectors. Higher portfolio turnover in the BlueCrest Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the BlueCrest Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

•Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

•Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Performance:

The Fund’s performance information is shown only when the Fund has had a full calendar year of operations. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.